19 Financial instruments (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Net exposure	R$ (11,746)	R$ (17,100)
Financial assets - Amortized cost [member] | Related Parties - Assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	178	97
Financial assets - Amortized cost [member] | Accounts receivable and other accounts receivable [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	117	686
Financial assets - Amortized cost [member] | Other assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		51
Fair value through income [member] | Borrowings and financing, including derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(335)	(84)
Fair value through income [member] | Financial instruments - Fair value hedge - short position [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(11)
Fair value through income [member] | Financial instruments on suppliers - Fair value hedge - Short [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(8)
Fair value through income [member] | Grupo Disco put option [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(466)
Fair value through income [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,532	5,026
Fair value through income [member] | Financial instruments - fair value hedge- long position [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	68	40
Fair value through income [member] | Others Assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		2
Fair value through other comprehensive income [member] | Others Assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		19
Fair value through other comprehensive income [member] | Accounts receivable with credit card companies and sales tickets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	99	48
Financial liabilities - Other financial liabilities - amortized cost [member] | Related Parties - Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(41)	(152)
Financial liabilities - Other financial liabilities - amortized cost [member] | Trade Payables [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(5,058)	(9,770)
Financial liabilities - Other financial liabilities - amortized cost [member] | Financing through acquisition of assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(34)	(101)
Financial liabilities - Other financial liabilities - amortized cost [member] | Borrowings and Financing [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(897)	(843)
Financial liabilities - Other financial liabilities - amortized cost [member] | Debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(6,599)	(7,883)
Financial liabilities - Other financial liabilities - amortized cost [member] | Lease Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ (2,776)	R$ (3,751)